SCHEDULE OF OTHER INFORMATION OF FINANCE LEASE (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Finance Lease
Financing cash flow – principal paid	$ 131,200	$ 263,314	$ 145,308
Operating cash flow – interest paid	7,250	24,837	17,684
Total cash outflow related to finance leases	$ 138,450	$ 288,151	$ 162,992